Cash and Investments - Changes in Level 3 financial assets (Details) $ in Millions, ₨ in Billions	1 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 INR (₨)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 INR (₨)	Jun. 30, 2021 INR (₨)
Changes in fair value measurement, assets
Acquisitions of subsidiaries (note 23)			$ 7.5	$ 92.9
Net unrealized foreign currency translation losses on foreign operations			(199.5)	(139.7)
Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			5,176.8	4,935.1
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			2,362.5	178.2
Purchases			1,860.2	1,290.1
Acquisitions of subsidiaries (note 23)			74.9
Transfer into category			150.5
Sales and distributions			(1,164.9)	(894.3)
Transfer out of category			(112.7)	(193.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)			(4.1)	17.9
Deconsolidation of non-insurance subsidiary (note 23)				(156.5)
Balance - December 31			8,343.2	5,176.8
Go Digit Infoworks Services Private Limited
Changes in fair value measurement, assets
Ownership percentage	49.00%	49.00%
Go Digit Insurance Limited
Changes in fair value measurement, assets
Proceeds from issuance of equity shares	$ 200.0	₨ 14.9
Fair value of equity shares	$ 3,500.0					₨ 259.5
Go Digit Insurance Limited | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Fair value of equity shares			122.0		₨ 9.0
Net unrealized foreign currency translation losses on foreign operations			1,490.3
Limited partnerships and other | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			1,766.9	1,846.7
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			450.6	155.9
Purchases			254.3	198.1
Sales and distributions			(580.9)	(392.8)
Transfer out of category			(102.0)	(44.4)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)			0.2	3.4
Balance - December 31			1,789.1	1,766.9
Private placement debt securities | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			1,774.2	1,420.1
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			69.1	99.3
Purchases			1,241.5	1,012.8
Acquisitions of subsidiaries (note 23)			47.5
Transfer into category			139.6
Sales and distributions			(476.6)	(474.6)
Transfer out of category				(149.3)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)			0.5	12.5
Deconsolidation of non-insurance subsidiary (note 23)				(146.6)
Balance - December 31			2,795.8	1,774.2
Derivatives and other invested assets | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			697.6	764.3
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			297.4	(100.4)
Purchases			115.5	44.2
Acquisitions of subsidiaries (note 23)			27.4
Sales and distributions			(91.8)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)			(4.3)	(0.6)
Deconsolidation of non-insurance subsidiary (note 23)				(9.9)
Balance - December 31			1,041.8	697.6
Private company preferred shares | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			587.4	569.2
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			1,489.3	(3.0)
Purchases			32.0	20.7
Sales and distributions			(7.2)	(0.1)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)			0.3	0.6
Balance - December 31			2,101.8	587.4
Common stocks. | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			239.9	205.6
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			53.7	27.4
Purchases			216.9	14.3
Transfer into category			10.9
Sales and distributions			(2.5)	(8.0)
Transfer out of category			(10.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)			(1.2)	0.6
Balance - December 31			507.0	239.9
Private equity funds | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			110.8	129.2
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			2.4	(1.0)
Sales and distributions			(5.9)	(18.8)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)			0.4	1.4
Balance - December 31			$ 107.7	$ 110.8